Income Taxes (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 2,968,891	$ 2,250,939
Valuation allowance	(2,968,891)	(2,250,939)
Deferred tax assets, net	$ 0	$ 0